WARRANTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of warrants
Number of shares, beginning	42,276,609	16,527,989	18,770,591
Number of shares, exercised	0	109,855	11,748,807
Number of shares, granted	20,846,639	28,913,020	9,506,205
Number of shares, Forfeited		3,054,545
Number of Shares, Expired	(99,166)
Number of shares, ending	63,274,082	42,276,609	16,527,989	18,770,591
Weighted average exercise price
Weighted average exercise price, beginning (in dollars per share)	$ 0.22	$ 0.46	$ 0.35
Weighted average exercise price, granted (in dollars per share) | $ / shares	0.02	0.11	0.51
Weighted average exercise price, exercised (in dollars per share)	0	0.40	0.36
Weighted average exercise price, Forfeited (in dollars per share)		0.43
Wighted average exercise price, expired (in dollers per share)	0.50
Weighted average exercise price, ending (in dollars per share)	$ 0.15	$ 0.22	$ 0.46	$ 0.35
Weighted Average Remaining Term
Wtd Avg. Remaining Term beginning	4 years 1 month 24 days	4 years 1 month 24 days	3 years 8 months 8 days	4 years 7 months 13 days
Granted Weighted Average Remaining Term	4 years 8 months 8 days
Weighted Average Remaining Term Ending	3 years 11 months 26 days
Exercisable
Exercisable Beginning	41,047,920
Exercisable Ending	63,070,958
Intrinsic Value
Outstanding Intrinsic Value of Exercisable Warrants	$ 4,603,155	$ 1,167	$ 309,821	$ 416,000
Intrinsic Value, Granted	$ 0	$ 0.40	$ 0.36